Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Hilli LLC Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of operations
Liquefaction services revenue	$ 138,175	$ 129,648
Realized and unrealized gain/(loss) on oil and gas derivative instruments	(22,370)	56,635
Statement of cash flows
Net debt repayments	(70,048)	(46,317)
Liquefaction services revenue
Statement of operations
Liquefaction services revenue	$ 112,200	112,488
Hilli LLC | VIE debt
Statement of operations
Realized and unrealized gain/(loss) on oil and gas derivative instruments		56,635
Statement of cash flows
Net debt repayments		(42,670)
Cash dividends paid		(4,737)
Hilli LLC | VIE debt | Liquefaction services revenue
Statement of operations
Liquefaction services revenue		$ 112,488